CONSOLIDATED STATEMENTS OF INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Condensed Income Statements, Captions [Line Items]
Revenues	$ 1,182,110	$ 1,252,938
Direct operating costs	(627,792)	(606,691)
General and administrative expenses	(44,360)	(54,927)
Depreciation and amortization	(316,317)	(358,474)
Interest expense	(192,723)	(205,667)
Interest income	2,770	5,111
Equity-accounted income (loss)	35,921	33,768
Impairment expense, net	(268,612)	(187,680)
Gain (Loss) on Dispositions, Net	3,411	12,548
Realized and unrealized gain (loss) on derivative instruments	(96,499)	(34,682)
Foreign currency exchange gain (loss)	(7,861)	2,193
Other income (expenses), net	(10,472)	(9,677)
Income (loss) before income tax (expense) recovery	(340,424)	(151,240)
Income tax (expense) recovery
Current	6,543	4,666
Deferred	(804)	3,161
Net income (loss)	(346,163)	(159,067)
Attributable to:
Non-controlling interests in subsidiaries	$ (7,154)	$ (8,409)
Basic and diluted earnings (loss) per limited partner common unit	$ (0.90)	$ (0.44)
Limited partners | Common units
Income tax (expense) recovery
Net income (loss)		$ (181,424)
Attributable to:
Profit (loss), attributable to owners of parent	$ (368,341)	(181,424)
Limited partners | Preferred units
Income tax (expense) recovery
Net income (loss)		32,150
Attributable to:
Profit (loss), attributable to owners of parent	32,103	32,150
General partner
Income tax (expense) recovery
Net income (loss)		(1,384)
Attributable to:
Profit (loss), attributable to owners of parent	$ (2,771)	$ (1,384)